Income Taxes (Reconciliation Of Statutory Income Tax Expense/(Benefit)) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008	Dec. 31, 2007
Income Taxes [Abstract]
Income tax expense at statutory income tax rate	$ 57,513,000		$ 65,848,000		$ 51,921,000
Valuation allowance	9,661,000	[1]	27,400,000	[1]	14,746,000	[1]
Income arising from non taxable items (permanent differences)	(8,089,000)	[2]	(20,454,000)	[2]	(13,836,000)	[2]
Tax on global activities	(43,625,000)	[3],[4]	(50,600,000)	[3],[4]	(51,878,000)	[3],[4]
Income Tax Expense (Benefit), Continuing Operations, Total	(42,053,000)		(43,654,000)		(50,968,000)
Income tax expense (benefit)	$ 15,460,000		$ 22,194,000	[5],[6],[7],[8]	$ 953,000	[5],[6]	$ (833,000)	$ 17,080,000

[1]	Relates to losses and credit forwards in our Dutch tax jurisdiction, which expire with time, triggering the valuation allowance.
[2]	Relates to non taxable income arising from aircraft with a higher tax basis.
[3]	The following tables summarizes our global tax activities into each specific tax jurisdiction for each of the years presented:
[4]	The tax variance as a result of global activities is mainly caused by our operations in countries with a lower statutory tax rate than the statutory tax rate in The Netherlands.
[5]	As a result of the sale of AeroTurbine and based on ASC 205-20, which governs financials statements for discontinued operations, the results of AeroTurbine have been reclassified to discontinued operations.
[6]	Certain reclassifications have been made to prior years' Consolidated Income Statements to reflect the current year presentation.
[7]	Includes the results of Genesis for the period from March 25, 2010 (date of acquisition) to December 31, 2010.
[8]	Includes the results of Genesis Lease Limited ("Genesis") for the period from March 25, 2010 (date of acquisition) to December 31, 2010 and the issue of shares to Genesis and Waha Capital PJSC ("Waha").